First Trust NASDAQ ABA Community Bank Index Fund Investment Objectives and Goals - First Trust NASDAQ ABA Community Bank Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq OMX® ABA Community BankTM Index (the “Index”).